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March 1, 2004

Stonebridge Funds Trust

1625 Broadway, Suite 2200

Denver, CO  80202

March 2, 2004

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N. W.

Washington, DC  20549

Re:

Stonebridge Funds Trust

Stonebridge Growth Fund, Stonebridge Aggressive Growth Fund

File Nos.

2-12893

811-00749

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced funds effective February 28, 2004 do not differ from those filed in the post-effective amendment no. 67 of the same date, which was filed electronically.

Sincerely,

/s/ Derek J. Mullins

Derek J. Mullins

Assistant Treasurer

Enc.